Document and Entity Information	Jan. 11, 2022
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Document Period End Date	Jan. 11, 2022
Entity Registrant Name	FALCON MINERALS CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38158
Entity Tax Identification Number	82-0820780
Entity Address, Address Line One	609 Main Street
Entity Address, Address Line Two	Suite 3950
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	212
Local Phone Number	506-5925
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Central Index Key	0001703785
Amendment Flag	false
Former Address [Member]
Affiliate, Collateralized Security [Line Items]
Entity Address, Address Line One	510 Madison Avenue
Entity Address, Address Line Two	8th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
Class A Common Stock, par value $0.0001 per share [Member]
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	FLMN
Security Exchange Name	NASDAQ
Warrants, each to purchase one share Class A Common Stock [Member]
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Warrants, each to purchase one share of Class A common stock
Trading Symbol	FLMNW
Security Exchange Name	NASDAQ